Income Taxes - Components of pre-tax loss (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Sep. 30, 2018	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Income Taxes
Pre-tax loss	$ (12,475)	$ 74,049	$ 51,483	$ 66,933	$ 133,069	$ 143,624	$ 120,594	$ 195,107	$ 236,513	$ 285,223
U.K.
Income Taxes
Pre-tax loss									(222,043)	(211,944)
U.S.
Income Taxes
Pre-tax loss									(11,880)	(58,054)
Other
Income Taxes
Other loss									$ (2,590)	$ (15,225)